OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

August 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Value Fund (the “Registrant”)
Reg. No. 333-144517; File No. 811-22092

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 27, 2013.

Sincerely,

/s/ Carolyn Liu-Hartman

------------------------------------

Carolyn Liu-Hartman

Assistant Vice President &

Assistant Counsel

212-323-5905

cliuhartman@ofiglobal.com

cc: Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.